NET INCOME PER SHARE AND NET INCOME ATTRIBUTABLE TO COMMON STOCKHOLDERS (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Numerator:
Net income	$ 140,587	¥ 966,605	¥ 1,371,783	¥ 1,116,398
Denominator:
Weighted average number of ordinary shares outstanding, basic	122,244,231	122,244,231	120,457,573	118,240,414
Plus incremental weighted average ordinary shares from assumed vesting of restricted share units using the treasury stock method	2,044,872	2,044,872	1,799,265	696,668
Weighted average number of ordinary shares outstanding, diluted	124,289,103	124,289,103	122,256,838	118,937,082
Basic income per share | (per share)	$ 1.1501	¥ 7.9072	¥ 11.3881	¥ 9.4418
Diluted income per share | (per share)	$ 1.1311	¥ 7.7771	¥ 11.2205	¥ 9.3865
RSUs
Denominator:
Excluded from the computation of diluted earnings per common share (in shares)	0	0	0	0